OPERATING EXPENSES - Depreciation, amortization and impairment of Fixed and Intangible Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Depreciation of PP&E	$ (1,533,091)	$ (1,312,898)	$ (1,559,899)
Amortization of intangible assets	(234,722)	(152,940)	(251,826)
Amortization of Rights of use assets	(278,639)	(260,674)	(205,413)
Depreciation of Investment properties	(2,028)
Impairment of Fixed and Intangible Assets	(27,008)	1,455	(900)
Depreciation, amortization and impairment of Fixed and Intangible Assets	$ (2,075,488)	$ (1,725,057)	$ (2,018,038)